SUPPLEMENT TO THE FIDELITY FREEDOM FUNDS   (registered trademark)    '
MAY 21, 1998 PROSPECTUS

Fidelity Government Securities Fund, an underlying fund of the Fidelity Freedom Funds, has been renamed Fidelity Government Income Fund.

   The following information replaces similar information found in the "Performance" section beginning on page 14.
   AVERAGE ANNUAL TOTAL RETURNS
                                          PAST 1          LIFE OF
                                          YEAR            FUND*

   FREEDOM INCOME                          14.88%          11.53%

   FREEDOM INCOME COMPOSITE INDEX          15.84%          12.56%

   FREEDOM 2000                            23.25%          17.14%

   FREEDOM 2000 COMPOSITE INDEX            24.48%          18.67%

   FREEDOM 2010                            31.31%          22.78%

   FREEDOM 2010 COMPOSITE INDEX            32.78%          24.63%

   FREEDOM 2020                            35.36%          25.71%

   FREEDOM 2020 COMPOSITE INDEX            37.20%          27.81%

   FREEDOM 2030                            36.28%          26.30%

   FREEDOM 2030 COMPOSITE INDEX            37.67%          28.15%

   CUMULATIVE TOTAL RETURNS
                                          PAST 1          LIFE OF
                                          YEAR            FUND*

   FREEDOM INCOME                          14.88%          17.17%

   FREEDOM INCOME COMPOSITE INDEX          15.84%          18.74%

   FREEDOM 2000                            23.25%          25.83%

   FREEDOM 2000 COMPOSITE INDEX            24.48%          28.22%

   FREEDOM 2010                            31.31%          34.71%

   FREEDOM 2010 COMPOSITE INDEX            32.78%          37.67%

   FREEDOM 2020                            35.36%          39.41%

   FREEDOM 2020 COMPOSITE INDEX            37.20%          42.80%

   FREEDOM 2030                            36.28%          40.35%

   FREEDOM 2030 COMPOSITE INDEX            37.67%          43.35%

   * FROM OCTOBER 17, 1996 (COMMENCEMENT OF OPERATIONS).

       YEAR-BY-YEAR TOTAL RETURNS

CALENDAR YEARS                       1997

FREEDOM INCOME                          10.91%

FREEDOM INCOME COMPOSITE INDEX          12.15%

CONSUMER PRICE INDEX                    1.70%

YEAR-BY-YEAR TOTAL RETURNS

CALENDAR YEARS                     1997

FREEDOM 2000                          15.29%

FREEDOM 2000 COMPOSITE INDEX          17.11%

CONSUMER PRICE INDEX                  1.70%

YEAR-BY-YEAR TOTAL RETURNS

CALENDAR YEARS                     1997

FREEDOM 2010                       19.36%

FREEDOM 2010 COMPOSITE INDEX       21.61%

CONSUMER PRICE INDEX               1.70%

YEAR-BY-YEAR TOTAL RETURNS

CALENDAR YEARS                     1997

FREEDOM 2020                       21.24%

FREEDOM 2020 COMPOSITE INDEX       23.72%

CONSUMER PRICE INDEX               1.70%

YEAR-BY-YEAR TOTAL RETURNS

CALENDAR YEARS                     1997

FREEDOM 2030                          21.40%

FREEDOM 2030 COMPOSITE INDEX          23.62%

CONSUMER PRICE INDEX                  1.70%

   The following information replaces similar information found in the "Performance" section on page 16.

   Total returns of the following indices are used to calculate a Freedom Fund's Composite Index: Wilshire 5000 Index for the domestic equity fund class, Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index for the international equity fund class, Lehman Brothers Aggregate Bond Index for the investment grade fixed-income fund class, Merrill Lynch High Yield Master Index for the high yield fixed-income fund class, and Lehman Brothers 3-Month Treasury Bill Index for the money market fund class:

   The following information replaces the Standard & Poor's 500 Index description found in the "Performance" section on page 16.

   (small solid bullet)        WILSHIRE 5000 INDEX is a market
capitalization-weighted index of approximately 7,000 U.S. equity securities. The index contains all actively traded common stocks with readily available price data traded on the New York Stock Exchange, American Stock Exchange, and NASDAQ.

The following information replaces similar information    found in the
"Description of the Underlying Fidelity     Funds" section on page 29.

FIDELITY GOVERNMENT INCOME FUND is a fixed-income fund that seeks high current income, consistent with preservation of principal, by investing in U.S. Government securities and instruments related to U.S. Government securities under normal conditions. The benchmark index for the fund is the Lehman Brothers Government Bond Index, a market value weighted benchmark of U.S. Government and government agency securities (other than mortgage securities) with maturities of one year or more. FMR manages the fund to have similar overall interest rate risk to the index. As of July 31, 1998, the dollar weighted average maturity of the fund and index was approximately 8.70 years and 8.90 years, respectively.

In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated final maturity.

The fund normally invests only in U.S. Government securities, repurchase agreements and other instruments related to U.S. Government securities. FMR normally invests at least 65% of the fund's total assets in U.S. Government securities and repurchase agreements for U.S. Government securities. Other instruments may include futures or options on U.S. Government securities or interests in U. S. Government securities that have been repackaged by dealers or other third parties. It is important to note that neither the fund's share price nor its yield is guaranteed by the U.S. Government.

In managing the fund, FMR selects a benchmark index that is representative of the universe of securities in which the fund invests. FMR uses this benchmark as a guide in structuring the fund and selecting its investments.

FMR allocates among different market sectors (for example, fixed-rate or adjustable rate mortgages) and different maturities based on its view of the relative value of each sector or maturity.

FMR focuses on assembling a portfolio of income-producing bonds that it believes will provide the best balance between risk and return within the universe of securities in which the fund may invest. FMR's evaluation of a potential investment includes an analysis of the credit quality of the issuer, its structural features, its current price compared to FMR's estimate of its long-term value, and any short-term trading opportunities resulting from market inefficiencies.



SUPPLEMENT TO THE FIDELITY FREEDOM FUNDS(registered trademark)
MAY 21, 1998
STATEMENT OF ADDITIONAL INFORMATION

   Fidelity Government Securities Fund, an underlying fund of the Fidelity Freedom Funds, has been renamed Fidelity Government Income Fund.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 3 AND IS
INSERTED AS THE PENULTIMATE PARAGRAPH OF THE SECTION.

Each Freedom Fund intends to comply with the requirements of Section 12(d)(1)(G)(i)(IV) of the 1940 Act.

   THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "PERFORMANCE" SECTION ON PAGE 25.

   The performance of each Freedom Fund may be compared to the performance of a Target Asset Allocation Composite Index (Composite Index). A Freedom Fund's Composite Index is a representation of the performance of the asset classes (domestic and international equity funds, investment grade and high yield fixed-income funds, and money market funds) in which a Freedom Fund is invested and is based on the weightings of each asset class in a Freedom Fund. The following indices are used to calculate a Freedom Fund's Composite Index:
Wilshire 5000 Index for the domestic equity fund class, Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index for the international equity fund class, Lehman Brothers Aggregate Bond Index for the investment grade fixed-income fund class, Merrill Lynch High Yield Master Index for the high yield fixed-income fund class, and Lehman Brothers 3-Month T-Bill Index for the money market fund class. The index weightings of each Composite Index are rebalanced monthly.

   THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "PERFORMANCE" SECTION ON PAGE 25.

THE FREEDOM FUNDS' COMPOSITE INDEX WEIGHTINGS:
OCTOBER 17, 1996 THROUGH JUNE 30, 1997   *

                                   WILSHIRE 5000  MSCI EAFE  LEHMAN BROTHERS  MERRILL LYNCH HIGH      LEHMAN     BROTHERS
                                                             AGGREGATE BOND   YIELD MASTER INDEX   3-MONTH
                                                             INDEX                                    T-BILL I    NDEX

FREEDOM INCOME                      20.0%          --         40.0%            --                   40.0%

FREEDOM 2000                        39.2%          4.4%       40.9%            4.0%                 11.5%

FREEDOM 2010                        59.2%          9.7%       24.1%            7.0%                 --

FREEDOM 2020                        70.0%          12.4%      10.1%            7.5%                 --

FREEDOM 2030                        70.0%          15.0%      5.0%             10.0%                --


   * The weightings of the Composite Indices of the Freedom Funds' did not change on December 31, 1996.

THE FREEDOM FUNDS' COMPOSITE INDEX WEIGHTINGS:
JUNE 30, 1997 THROUGH DECEMBER 31, 1997

                                   WILSHIRE 5000  MSCI EAFE  LEHMAN BROTHERS  MERRILL LYNCH HIGH      LEHMAN     BROTHERS
                                                             AGGREGATE BOND   YIELD MASTER INDEX   3-MONTH
                                                             INDEX                                    T-BILL     INDEX

FREEDOM INCOME                      20.0%          --         40.0%            --                      40.0    %

FREEDOM 2000                        38.2%          4.5%       40.8%            4.0%                    12.5    %

FREEDOM 2010                        57.7%          9.5%       25.0%            7.1%                 0.7%

FREEDOM 2020                        69.1%          12.6%      10.7%            7.6%                 --

FREEDOM 2030                        69.6%          15.1%      5.3%             10.0%                --


   THE FREEDOM FUNDS' COMPOSITE INDEX WEIGHTINGS:
   DECEMBER 31, 1997 THROUGH JUNE 30, 1998

      WILSHIRE 5000            MSCI EAFE         LEHMAN BROTHERS         MERRILL LYNCH HIGH          LEHMAN BROTHERS
                                                 AGGREGATE BOND           YIELD MASTER INDEX          3-MONTH
                                                 INDEX                                                T-BILL INDEX

   FREEDOM INCOME
          20.0%                 --                40.0%                    --                          40.0%

   FREEDOM 2000
          37.9%                 4.3%              40.5%                    3.9%                        13.4%

   FREEDOM 2010
          56.8%                 9.2%              25.7%                    7.0%                        1.3%

   FREEDOM 2020
          68.6%                 12.4%             11.4%                    7.6%                        --

   FREEDOM 2030
          69.6%                 15.0%             5.5%                     9.9%                        --


   THE FREEDOM FUNDS' COMPOSITE INDEX WEIGHTINGS:
   JUNE 30, 1998 THROUGH DECEMBER 31, 1998

      WILSHIRE 5000            MSCI EAFE         LEHMAN BROTHERS         MERRILL LYNCH HIGH          LEHMAN BROTHERS
                                                 AGGREGATE BOND           YIELD MASTER INDEX          3-MONTH
                                                 INDEX                                                T-BILL INDEX

   FREEDOM INCOME
          20.0%                 --                40.0%                    --                          40.0%

   FREEDOM 2000
          36.8%                 3.9%              40.3%                    3.6%                        15.4%

   FREEDOM 2010
          55.2%                 8.5%              27.2%                    6.7%                        2.4%

   FREEDOM 2020
          67.9%                 11.9%             12.7%                    7.5%                        --

   FREEDOM 2030
          70.0%                 14.5%             6.0%                     9.5%                        --


   THE FOLLOWING INFORMATION REPLACES THE STANDARD & POOR'S 500 INDEX DESCRIPTION FOUND IN THE "PERFORMANCE" SECTION ON PAGE 26.

       WILSHIRE 5000    is a market capitalization-weighted index of
approximately 7,000 U.S. equity securities. The index contains all actively traded common stocks with readily available price data traded on the New York Stock Exchange, American Stock Exchange, and NASDAQ.


   THE FOLLOWING TABLE REPLACES THE SIMILAR TABLE FOUND IN THE
"PERFORMANCE" SECTION ON PAGE 27.

The following table represents the comparative indices' calendar year-to-year performance.

      WILSHIRE 5000   MSCI EAFE      LEHMAN BROTHERS  MERRILL LYNCH HIGH YIELD     LEHMAN     BROTHERS
                                     AGGREGATE BOND   MASTER INDEX              3-MONTH T-BILL
                                     INDEX                                      INDEX

1997      31.29    %      2.01    %      9.65    %        12.82    %                5.52    %

1996   21.21%          6.05%          3.63%            11.06%                       5.38    %

1995   36.45%          11.21%         18.47%           19.91%                       6.09    %

1994   (0.06)%         7.78%          (2.92)%          (1.17)%                      4.26    %

1993   11.28%          32.56%         9.75%            17.18%                       3.20    %

1992   8.97%           (12.17)%       7.40%            18.16%                       2.92    %

1991   34.21%          12.13%         16.00%           34.58%                       6.22    %

1990   (6.18)%         (23.45)%       8.96%            (4.35)%                      8.21    %

1989   29.17%          10.53%         14.53%           4.23%                        8.74    %

1988   17.94%          28.27%         7.89%            13.47%                       6.40    %


THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION ON PAGE 31.

*ROBERT C. POZEN (51), Trustee (1997) and Senior Vice President, is also President and a Director of FMR (1997); and President and a Director of Fidelity Investments Money Management, Inc. (1998), Fidelity Management & Research (U.K.) Inc. (1997), and Fidelity Management & Research (Far East) Inc. (1997). Previously, Mr. Pozen served as General Counsel, Managing Director, and Senior Vice President of FMR Corp.